Income Taxes (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Taxes [Abstract]
Net operating loss carryforwards			$ 0	$ 0
Change in valuation allowance			$ 747,528	903,665
Number of reportable segment	1		1
Losses before income taxes	$ (48,875,222)	$ (936,937)	$ (1,240,024)	$ 6,768,721
Income tax benefit from federal tax rate	21.00%	21.00%	21.00%	21.00%
Ownership change percentage	50.00%
Shareholders percentage	5.00%